PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about additions of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 62,179	$ 29,046
Additions related to business combinations	(6,240)	0
Net change in deferred charges and deposits related to purchases of property, plant and equipment	2,319	(5,285)
Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	(6,579)	7,681
Purchases of property, plant and equipment	48,748	29,142
RIGHT-OF-USE ASSETS
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 2,931	$ 2,300